Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2017
Prepayments And Other Receivables.
Prepayments and Other Receivables

10. Prepayments and Other Receivables

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Prepayments	1,991	1,250
Other receivables	73	1,170
	2,064	2,420

All receivables are considered short-term and due within one year.